Note 14 - Commitments and Contingencies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2019	Dec. 31, 2020 USD ($)
Number of Vessels Agreed to Acquire	1	4
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	15
Number of Vessels Under Construction	8
Number of Dry-bulk Vessels Not Secured Employment	8
Total Capital Commitments at Period End	$ 800,000
Ainsley Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 60,214
Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity			63,975
Kemp Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity			61,250
Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity			60,667
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 61,750
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co. and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage			100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	117 months